SHARE-BASED PAYMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Percentage of shares outstanding to determine number of net options granted	10.00%
Share units purchased	208,600
Share units purchased, amount	$ 2,361	$ 0
Shares held in trust	194,251	83,833
Compensation cost	$ 4,455	$ 2,317
Restricted share unit [Member]
Statement [Line Items]
Number of units granted during the year	376,473	332,483
Number of share units outstanding	711,936	480,302